Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance - August 31, 2021 at Aug. 31, 2019	$ 4,822		$ 6,520,980	$ (1,452,020)	$ (842,657)	$ 4,231,125
Shares, Issued at Aug. 31, 2019	4,822,016
Common shares issued for cash	$ 21,000		554,500			575,500
Stock Issued During Period, Shares, Other	21,000,000
Common shares issued from note conversions	$ 18,014		291,880			309,894
Stock Issued During Period, Shares, Conversion of Convertible Securities	18,014,401
Common shares issued from warrant exercises	$ 3,250		39,997			43,247
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	3,250,000
Common shares issued to officers for services					169,768	169,768
Stock Issued During Period, Shares, Restricted Stock Award, Gross
Common shares returned due to officer resignations	$ (425)		(280,797)		281,222
[custom:CommonSharesReturnedDueToOfficerResignationsShares]	(425,000)
Warrant shares issued in conjunction with convertible notes			145,423			145,423
[custom:WarrantSharesIssuedInConjunctionWithConvertibleNotesShares]
Adjustment due to ASC 842 adoption for lease				4,211		4,211
Net loss				(1,523,071)		(1,523,071)
Balance - May 31, 2022 at Aug. 31, 2020	$ 46,661		7,271,983	(2,970,880)	(391,667)	3,956,097
Shares, Issued at Aug. 31, 2020	46,661,417
Common shares issued for cash	$ 23,000		529,000			552,000
Stock Issued During Period, Shares, Other	23,000,000
Common shares issued from note conversions	$ 25,406		158,347			183,753
Stock Issued During Period, Shares, Conversion of Convertible Securities	25,406,238
Common shares issued from warrant exercises	$ 56,408		81,358			137,766
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	56,407,922
Common shares issued to officers for services	$ 1,500		43,500		(11,223)	33,777
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,500,000
Common shares returned due to officer resignations	$ (261)		(391,405)		391,667
[custom:CommonSharesReturnedDueToOfficerResignationsShares]	(261,111)
Net loss						(2,601,535)
Put Shares issued for cash	$ 20,277		1,215,862			1,236,139
[custom:StockIssuedDuringPeriodPutSharesForCashShares]	20,276,633
Common shares issued for consulting services	$ 17,700		513,300			531,000
Stock Issued During Period, Shares, Issued for Services	17,700,000
Preferred shares series A issuance		$ 100				100
[custom:SeriesAPreferredSharesIssuedShares]		100,000
Preferred shares series B issuance		$ 20	319,980			320,000
[custom:SeriesBPreferredSharesIssuedShares]		20,000
Preferred shares series C issuance		$ 280	243,220			243,500
[custom:SeriesCPreferredSharesIssuedShares]		280,025
Preferred shares series D issuance			73,077			73,077
[custom:SeriesDPreferredSharesIssuedShares]		95
Preferred shares and dividend shares converted into common shares	$ 3,880		173,043			176,923
Stock Issued During Period, Shares, Conversion of Units	3,880,152
Termination of issued warrants			(145,423)			(145,423)
[custom:WarrantsTerminatedAndExercisedShares]
Balance - May 31, 2022 at May. 31, 2021	$ 194,571	$ 400	10,085,842	(5,579,425)	(11,223)	4,690,166
Shares, Issued at May. 31, 2021	194,571,251	400,120
Balance - August 31, 2021 at Aug. 31, 2020	$ 46,661		7,271,983	(2,970,880)	(391,667)	3,956,097
Shares, Issued at Aug. 31, 2020	46,661,417
Common shares issued for cash	$ 23,000		529,000			552,000
Stock Issued During Period, Shares, Other	23,000,000
Common shares issued from note conversions	$ 25,406		158,347			$ 183,753
Stock Issued During Period, Shares, Conversion of Convertible Securities	25,406,238					25,406,238
Common shares issued from warrant exercises	$ 56,408		81,358			$ 137,766
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	56,407,922					56,407,922
Common shares issued to officers for services	$ 1,500		43,500		(7,473)	$ 37,527
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,500,000
Common shares returned due to officer resignations	$ (261)		(391,405)		391,667
[custom:CommonSharesReturnedDueToOfficerResignationsShares]	(261,111)
Warrant shares issued in conjunction with convertible notes
Net loss				(3,608,097)		(3,608,097)
Put Shares issued for cash	$ 31,647		1,662,904			1,694,551
[custom:StockIssuedDuringPeriodPutSharesForCashShares]	31,646,633
Common shares issued for consulting services	$ 17,700		513,300			531,000
Stock Issued During Period, Shares, Issued for Services	17,700,000
Preferred shares series A issuance		$ 100				100
[custom:SeriesAPreferredSharesIssuedShares]		100,000
Preferred shares series B issuance		$ 20	319,980			320,000
[custom:SeriesBPreferredSharesIssuedShares]		20,000
Preferred shares series C issuance		$ 280	243,220			243,500
[custom:SeriesCPreferredSharesIssuedShares]		280,025
Preferred shares series D issuance		$ 1	722,999			723,000
[custom:SeriesDPreferredSharesIssuedShares]		798
Preferred shares series C dividend shares		$ 19	16,782			16,802
[custom:PreferredSharesSeriesCDividendShares]		19,322
Preferred shares series D dividend shares		$ 0	7,200			7,200
[custom:PreferredSharesSeriesDDividendSharesShares]		6
Preferred shares and dividend shares converted into common shares	$ 24,529	$ (300)	(24,228)
Stock Issued During Period, Shares, Conversion of Units	24,528,637	(300,151)
Termination of issued warrants			(145,423)			(145,423)
[custom:WarrantsTerminatedAndExercisedShares]
Balance - May 31, 2022 at Aug. 31, 2021	$ 226,590	$ 120	11,009,517	(6,578,978)	(7,473)	4,649,776
Shares, Issued at Aug. 31, 2021	226,589,735	120,000
Balance - August 31, 2021 at Feb. 28, 2021	$ 173,434	$ 400	8,825,968	(4,492,544)	(14,973)	4,492,286
Shares, Issued at Feb. 28, 2021	173,434,466	400,025
Common shares issued for cash	$ 4,000		282,000			286,000
Stock Issued During Period, Shares, Other	4,000,000
Common shares issued to officers for services					3,750	3,750
Stock Issued During Period, Shares, Restricted Stock Award, Gross
Net loss						(1,079,872)
Put Shares issued for cash	$ 5,057		493,954			499,011
[custom:StockIssuedDuringPeriodPutSharesForCashShares]	5,056,633
Common shares issued for consulting services	$ 8,200		237,800			246,000
Stock Issued During Period, Shares, Issued for Services	8,200,000
Preferred shares series D issuance			73,077			73,077
[custom:SeriesDPreferredSharesIssuedShares]		95
Preferred shares and dividend shares converted into common shares	$ 3,880		173,043			176,923
Stock Issued During Period, Shares, Conversion of Units	3,880,152
Termination of issued warrants
[custom:WarrantsTerminatedAndExercisedShares]
Balance - May 31, 2022 at May. 31, 2021	$ 194,571	$ 400	10,085,842	(5,579,425)	(11,223)	4,690,166
Shares, Issued at May. 31, 2021	194,571,251	400,120
Balance - August 31, 2021 at Aug. 31, 2021	$ 226,590	$ 120	11,009,517	(6,578,978)	(7,473)	4,649,776
Shares, Issued at Aug. 31, 2021	226,589,735	120,000
Net loss						(1,769,767)
Put Shares issued for cash	$ 14,900		268,282			283,182
[custom:StockIssuedDuringPeriodPutSharesForCashShares]	14,900,000
Common shares issued for consulting services	$ 45,000		576,000		(297,277)	323,723
Stock Issued During Period, Shares, Issued for Services	45,000,000
Preferred shares series C issuance		$ 518	440,067			440,585
[custom:SeriesCPreferredSharesIssuedShares]		518,190
Preferred shares series D issuance			187,000			187,000
[custom:SeriesDPreferredSharesIssuedShares]		187
Preferred shares and dividend shares converted into common shares	$ 29,045	$ (234)	(28,811)
Stock Issued During Period, Shares, Conversion of Units	29,044,512	(234,300)
Balance - May 31, 2022 at May. 31, 2022	$ 327,842	$ 404	12,595,751	(8,366,088)	(304,750)	4,253,159
Shares, Issued at May. 31, 2022	327,841,919	403,890
Balance - August 31, 2021 at Feb. 28, 2022	$ 295,158	$ 542	12,398,694	(7,181,922)	(401,351)	5,111,121
Shares, Issued at Feb. 28, 2022	295,158,062	542,152
Net loss						(1,169,662)
Common shares issued for consulting services					96,601	96,601
Stock Issued During Period, Shares, Issued for Services
Preferred shares series C issuance		$ 96	73,504			73,600
[custom:SeriesCPreferredSharesIssuedShares]		96,075
Preferred shares and dividend shares converted into common shares	$ 29,045	$ (234)	(28,811)
Stock Issued During Period, Shares, Conversion of Units	29,044,512	(234,300)
Balance - May 31, 2022 at May. 31, 2022	$ 327,842	$ 404	$ 12,595,751	$ (8,366,088)	$ (304,750)	$ 4,253,159
Shares, Issued at May. 31, 2022	327,841,919	403,890